UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                       DATE OF FISCAL YEAR END: OCTOBER 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK  - 96.5%

                BERMUDA  - 0.9%

                DIVERSIFIED INDUSTRIAL - 0.5%
   124,311      Tyco International                   4,492,600
                                                  ------------
                MACHINERY & ENGINEERING SERVICES - 0.1%
     4,314      Ingersoll-Rand Class A                 320,875
                                                  ------------
                MEDIA - 0.0%
     4,000      Central European Media
                  Entertainment Class A (1)            147,600
                                                  ------------
                MULTI-LINE PROPERTY & CASUALTY
                INSURANCE - 0.3%
    13,700      ACE (1)                                594,580
    15,318      Arch Capital Group (1)                 562,630
     7,100      Everest Re Group                       616,990
     2,100      IPC Holdings                            88,641
       522      Montpelier Re Holdings                  19,549
    13,886      PartnerRe                              879,956
     1,931      Platinum Underwriters Holdings          57,022
                                                  ------------
                                                     2,819,368
                                                  ------------
                Total Bermuda                        7,780,443
                                                  ------------

                CANADA  - 3.8%

                AUTO COMPONENTS - 0.1%
    14,451      Magna International Class A (1)      1,099,814
                                                  ------------
                BEVERAGE & TOBACCO - 0.0%
     9,000      Cott (1)                               217,872
                                                  ------------

                BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
     2,374      CGI Group (1)                           15,406
    12,734      Cognos (1)                             526,092
                                                  ------------
                                                       541,498
                                                  ------------
                CHEMICALS - 0.1%
    47,131      Methanex (1)                           758,731
                                                  ------------
                COMMERCIAL & OTHER BANKS - 0.9%
    15,668      Bank of Nova Scotia                    498,901
    58,843      Canadian Imperial Bank of
                  Commerce (1)                       3,246,919
     4,774      National Bank of Canada (1)            189,305
    12,965      Royal Bank of Canada (1)               659,485


  Shares                                              Value $
 -------                                              -------
                COMMERCIAL & OTHER BANKS - (CONTINUED)
    96,424      Toronto-Dominion Bank (1)            3,742,697
                                                  ------------
                                                     8,337,307
                                                  ------------
                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 0.1%
    31,100      Geac Computer (1)                      251,959
   259,033      Nortel Networks (1)                    847,782
                                                  ------------
                                                     1,099,741
                                                  ------------
                DIVERSIFIED CONSUMER GOODS/SERVICES - 0.0%
    14,400      Cinram International (1)               234,486
                                                  ------------
                ELECTRIC, GAS UTILITIES & TELEPHONE - 0.5%
       554      Atco Class I (1)                        26,215
    72,816      BCE (1)                              1,736,901
       607      Enbridge (1)                            30,783
    11,428      Manitoba Telecom Services (1)          430,220
    13,200      TELUS (1)                              383,071
    36,670      TELUS (Non-Voting)                   1,025,755
    68,597      TransAlta (1)                        1,050,107
                                                  ------------
                                                     4,683,052
                                                  ------------
                ELECTRONICS & INSTRUMENT/CONTROL
                EQUIPMENT - 0.1%
    34,549      ATI Technologies (1)                   599,629
                                                  ------------
                FINANCIAL INSTITUTION & SERVICES - 0.2%
    47,000      CI Fund Management (1)                 660,008
       215      Industrial Alliance
                  Insurance & Financial (1)              9,914
     4,100      Laurentian Bank of Canada (1)           78,001
    34,639      Power Corp. of Canada (1)              857,249
                                                  ------------
                                                     1,605,172
                                                  ------------
                FORESTRY & PAPER PRODUCTS - 0.1%
    54,313      Norbord (1)                            514,890
                                                  ------------
                HEALTH & PERSONAL CARE - 0.0%
       100      Axcan Pharma (1)                         1,864
       637      Extendicare Class A (1)                  9,679
                                                  ------------
                                                        11,543
                                                  ------------


--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                CANADA - (CONTINUED)

                INTERNATIONAL OIL, CRUDE & PETROLEUM
                PRODUCTS - 0.7%
       487      Advantage Energy Income Fund (1)         8,539
     6,915      CHC Helicopter Class A (1)             295,609
     8,458      Ensign Resource Service Group (1)      181,774
    48,088      Nexen (1)                            1,996,398
    46,758      Petro-Canada                         2,411,966
     6,600      PetroKazakhstan Class A (1)            237,717
    15,125      Precision Drilling (1)               1,028,695
                                                  ------------
                                                     6,160,698
                                                  ------------
                MEDIA - 0.1%
     3,604      Astral Media (1)                        94,276
     4,100      Quebecor Class B (1)                    94,328
    26,516      Thomson                                900,967
     9,300      Torstar Class B (1)                    170,181
       955      Transcontinental Class A (1)            17,707
                                                  ------------
                                                     1,277,459
                                                  ------------
                MINING, METALS & MINERALS - 0.5%
    38,519      Alcan (1)                            1,536,723
    25,600      AUR Resources (1)                      131,044
    16,721      Falconbridge (1)                       410,173
     6,800      Inmet Mining (1)                       100,205
    94,030      Noranda (1)                          1,588,012
     7,704      Novelis (1)                            171,837
     1,315      Sherritt International (1)              10,336
                                                  ------------
                                                     3,948,330
                                                  ------------
                PRECIOUS METALS & MINERALS - 0.1%
    42,900      Goldcorp (1)                           603,125
    16,100      Meridian Gold (1)                      295,913
                                                  ------------
                                                       899,038
                                                  ------------
                REAL ESTATE (EXCLUDING REITS) - 0.0%
       779      Retirement Residences REIT (1)           6,719
     1,052      RioCan REIT (1)                         15,672
     5,900      Summit REIT (1)                         88,607
                                                  ------------
                                                       110,998
                                                  ------------


  Shares                                              Value $
 -------                                              -------

                RETAIL TRADE - 0.2%
    31,377      Canadian Tire Class A (1)            1,307,185
    18,700      Hudson's Bay                           197,326
                                                  ------------
                                                     1,504,511
                                                  ------------
                TEXTILES & WEARING APPAREL - 0.0%
       300      Gildan Activewear (1)                   10,967
                                                  ------------
                TRANSPORTATION & STORAGE - 0.0%
     7,887      Transat A.T. (1)                       168,358
                                                  ------------
                Total Canada                        33,784,094
                                                  ------------

                CAYMAN ISLANDS  - 0.3%

                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 0.1%
    46,753      Seagate Technology (1)                 791,061
                                                  ------------
                MULTI-LINE PROPERTY & CASUALTY
                INSURANCE - 0.2%
    26,178      XL Capital Class A                   1,957,591
                                                  ------------
                Total Cayman Islands                 2,748,652
                                                  ------------

                ISRAEL  - 0.1%

                BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
    30,361      Check Point Software
                  Technologies (1)                     737,165
                                                  ------------

                PUERTO RICO  - 0.1%

                COMMERCIAL & OTHER BANKS - 0.1%
    14,112      Doral Financial                        610,344
                                                  ------------

                SWITZERLAND  - 0.0%

                HEALTH & PERSONAL CARE - 0.0%
     7,500      Alcon                                  594,000
                                                  ------------

                UNITED STATES  - 91.3%

                AEROSPACE & DEFENSE - 1.8%
    14,545      Alliant Techsystems (1)                968,406
    36,490      Boeing                               1,846,394
    19,024      General Dynamics                     1,964,228
    40,958      Honeywell International              1,473,669
    13,822      L-3 Communications Holdings            987,029
    40,350      Lockheed Martin                      2,332,633


--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                AEROSPACE & DEFENSE - (CONTINUED)
     7,570      Northrop Grumman                       392,732
    25,229      Raytheon                               943,565
    21,300      Rockwell Collins                       913,770
    10,400      United Defense Industries (1)          498,472
    40,137      United Technologies                  4,040,993
                                                  ------------
                                                    16,361,891
                                                  ------------
                AUTO COMPONENTS - 0.2%
    23,036      Johnson Controls                     1,362,810
     8,900      Lear                                   480,600
                                                  ------------
                                                     1,843,410
                                                  ------------
                AUTOMOBILES - 0.7%
     7,600      American Axle & Manufacturing
                  Holdings                             204,060
   159,700      Ford Motor                           2,103,249
    52,560      General Motors                       1,934,733
    32,308      Harley-Davidson                      1,942,034
                                                  ------------
                                                     6,184,076
                                                  ------------
                BEVERAGE & TOBACCO - 3.5%
   157,787      Altria Group                        10,071,544
    75,426      Anheuser-Busch                       3,709,451
     8,500      Brown-Forman Class B                   409,955
   181,482      Coca-Cola                            7,529,688
    62,754      Coca-Cola Enterprises                1,377,450
     4,200      Nash Finch                             175,119
    46,557      Pepsi Bottling Group                 1,273,334
    37,191      PepsiAmericas                          790,309
    80,531      PepsiCo                              4,324,515
    12,800      Reynolds American                    1,029,376
     7,500      Sanderson Farms                        327,825
                                                  ------------
                                                    31,018,566
                                                  ------------
                BUILDING & CONSTRUCTION - 0.5%
    28,788      American Standard (1)                1,152,672
    21,365      Centex                               1,309,888
    40,419      Masco                                1,487,419
    10,900      USG (1)                                349,890
       341      Vulcan Materials                        19,260
                                                  ------------
                                                     4,319,129
                                                  ------------


  Shares                                              Value $
 -------                                              -------

                BUSINESS SERVICES & COMPUTER SERVICES - 6.6%
    24,360      Adobe Systems                        1,386,084
    21,451      Affiliated Computer Services
                  Class A (1)                        1,162,430
     2,225      Arbitron (1)                            91,002
    14,469      Arrow Electronics (1)                  341,613
     7,400      Ask Jeeves (1)                         209,864
     5,200      Avid Technology (1)                    327,860
    65,400      BEA Systems (1)                        557,208
    20,100      Career Education (1)                   809,829
    17,600      Computer Associates
                  International                        478,544
    26,269      Computer Sciences (1)                1,353,379
    28,660      Convergys (1)                          409,551
    38,300      Corinthian Colleges (1)                736,509
     8,600      Digital River (1)                      336,346
    15,100      Digitas (1)                            157,644
    17,600      DST Systems (1)                        853,248
    12,875      Electronic Arts (1)                    828,378
       114      Electronic Data Systems                  2,442
    11,600      Epicor Software (1)                    156,484
    21,889      Equifax                                619,459
     8,100      Euronet Worldwide (1)                  194,805
       582      Harte-Hanks                             15,394
    10,100      infoUSA (1)                            105,343
     4,400      Interactive Data (1)                    93,808
   125,455      International Business Machines     11,720,006
    19,800      Intuit (1)                             772,200
    23,300      McAfee (1)                             602,305
   713,761      Microsoft                           18,757,639
     6,077      MicroStrategy Class A (1)              441,798
       300      National Instruments                     8,202
   385,760      Oracle (1)                           5,311,915
     3,300      Pre-Paid Legal Services (1)            122,496
     6,300      Regis                                  251,370
    11,800      Rent-A-Center (1)                      288,982
     3,300      Rollins                                 81,840
    13,700      Sonic Solutions (1)                    243,997
     4,800      SS&C Technologies                      104,976
    27,387      Sungard Data Systems (1)               736,436
    12,300      Sybase (1)                             239,481
    29,483      Symantec (1)                           688,428
     7,419      Transaction Systems Architects
                  Class A (1)                          157,580


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                BUSINESS SERVICES & COMPUTER SERVICES -
                (CONTINUED)
    46,000      Unisys (1)                             361,100
    26,500      United Online (1)                      285,670
     8,114      Valassis Communications (1)            275,470
    47,641      Veritas Software (1)                 1,225,327
       440      Waste Connections (1)                   13,842
    60,675      Waste Management                     1,759,575
    12,600      WebEx Communications (1)               253,260
     4,700      West (1)                               156,933
    62,112      Yahoo! (1)                           2,186,964
                                                  ------------
                                                    58,275,016
                                                  ------------
                CHEMICALS - 2.0%
    70,540      3M                                   5,950,754
    17,200      Bemis                                  498,800
       354      Cabot                                   12,390
     4,300      Carlisle                               271,201
    71,004      Dow Chemical                         3,528,899
    28,908      Ecolab                                 972,754
    40,664      EI du Pont de Nemours                1,933,980
     4,000      Jarden (1)                             184,000
     1,147      Pactiv (1)                              25,475
    32,458      Praxair                              1,400,563
    26,331      Rohm & Haas                          1,164,883
    20,300      RPM International                      357,889
     9,300      Sealed Air (1)                         477,090
     9,500      Sigma-Aldrich                          597,075
                                                  ------------
                                                    17,375,753
                                                  ------------
                COMMERCIAL & OTHER BANKS - 9.4%
    62,512      AmSouth Bancorp                      1,559,049
       403      Associated Banc                         13,311
   232,273      Bank of America                     10,770,499
    79,626      Bank of New York                     2,365,688
    10,700      BB&T                                   422,329
   380,640      Citigroup                           18,670,392
    39,479      Comerica                             2,284,255
    19,155      Compass Bancshares                     897,029
    61,061      Fifth Third Bancorp                  2,837,505
       343      First Community Bancshares              11,233


  Shares                                              Value $
 -------                                              -------

                COMMERCIAL & OTHER BANKS - (CONTINUED)
    32,921      First Horizon National               1,401,447
     3,204      FNB                                     63,375
    12,354      Hibernia Class A                       325,157
     3,500      Hudson United Bancorp                  128,660
    86,819      Huntington Bancshares                1,994,232
    14,100      Independence Community Bank            554,130
    10,000      Investors Financial Services           504,100
   262,625      JPMorgan Chase                       9,803,791
       718      Marshall & Ilsley                       30,738
    98,045      National City                        3,485,500
    36,300      New York Community Bancorp             647,229
    39,057      PNC Financial Services Group         2,104,001
        64      Regions Financial                        2,048
    16,400      South Financial Group                  500,856
    49,608      SunTrust Banks                       3,572,768
     3,195      Susquehanna Bancshares                  78,885
     2,900      Trustmark                               80,243
   101,688      U.S. Bancorp                         3,055,724
   121,422      Wachovia                             6,659,997
    75,142      Washington Mutual                    3,031,980
    94,194      Wells Fargo                          5,774,092
                                                  ------------
                                                    83,630,243
                                                  ------------
                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - 4.2%
    15,290      Agilent Technologies (1)               338,062
    20,890      American Power Conversion              444,330
    18,166      Apple Computer (1)                   1,396,965
    49,120      Avaya (1)                              704,872
     3,100      Black Box                              144,243
   431,262      Cisco Systems (1)                    7,779,967
    57,196      Corning (1)                            625,724
   157,498      Dell (1)                             6,577,116
   137,811      EMC (1)                              1,805,324
    25,400      Foundry Networks (1)                   261,112
   233,357      Hewlett-Packard                      4,571,464
     9,600      Hutchinson Technology (1)              338,880
    41,094      Juniper Networks (1)                 1,032,692
    13,626      Lexmark International Class A (1)    1,135,727
   262,091      Lucent Technologies (1)                854,417
   121,869      Motorola                             1,918,218
   107,592      Qualcomm                             4,006,726
    10,000      SanDisk (1)                            247,000


--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                COMPUTERS/TELECOMMUNICATIONS & OFFICE
                EQUIPMENT - (CONTINUED)
    20,261      Scientific-Atlanta                     614,111
    23,719      Storage Technology (1)                 746,911
    68,733      Sun Microsystems (1)                   299,676
    34,826      Western Digital (1)                    375,076
    92,104      Xerox (1)                            1,462,612
                                                  ------------
                                                    37,681,225
                                                  ------------
                DIVERSIFIED CONSUMER GOODS/SERVICES - 0.1%
       693      Central Garden & Pet (1)                28,399
    12,721      Fortune Brands                       1,068,310
                                                  ------------
                                                     1,096,709
                                                  ------------
                DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.1%
       341      Engineered Support Systems              19,781
     2,800      Thomas Industries                      109,172
    12,000      Watsco                                 415,320
                                                  ------------
                                                       544,273
                                                  ------------
                ELECTRIC & GAS UTILITIES & TELEPHONE - 5.8%
     4,385      Allete                                 181,408
    35,338      Alliant Energy                         971,795
    27,220      Alltel                               1,498,189
    11,354      Atmos Energy                           314,506
     4,900      Avista                                  86,583
   136,983      BellSouth                            3,594,434
    19,517      Black Hills                            581,411
    52,500      Centerpoint Energy                     590,625
    20,915      CenturyTel                             681,829
    35,665      Citizens Communications                481,121
     8,100      Cleco                                  159,813
     7,285      Commonwealth Telephone
                  Enterprises (1)                      348,514
        10      Dominion Resources                         694
    24,759      DTE Energy                           1,084,692
    98,496      Duke Energy                          2,638,708
    38,000      Duquesne Light Holdings                705,280
    46,489      Edison International                 1,509,498
    52,124      Energy East                          1,365,649
     5,093      Entergy                                354,065
    24,489      FPL Group                            1,876,837




  Shares                                              Value $
 -------                                              -------

                ELECTRIC & GAS UTILITIES & TELEPHONE -
                (CONTINUED)
    22,200      General Communication Class A (1)      221,556
    39,965      Great Plains Energy                  1,211,339
    20,600      Idacorp                                623,974
    34,669      KeySpan                              1,368,385
    58,800      MCI (1)                              1,134,252
       830      MDU Resources Group                     22,194
    23,226      National Fuel Gas                      654,973
    99,041      Nextel Communications Class A (1)    2,841,486
    16,626      Nicor                                  613,832
    51,662      NiSource                             1,183,060
    66,196      Northeast Utilities                  1,237,865
    23,073      NSTAR                                1,298,548
    22,232      OGE Energy                             581,367
    31,388      Pinnacle West Capital                1,308,880
    35,777      Progress Energy                      1,583,132
   191,084      SBC Communications                   4,540,156
    31,700      Sempra Energy                        1,179,874
    54,268      Sprint                               1,293,206
    22,061      Unisource Energy                       672,861
     7,500      US Cellular (1)                        336,750
   200,360      Verizon Communications               7,130,812
     3,700      WGL Holdings                           112,332
    67,135      Xcel Energy                          1,221,186
                                                  ------------
                                                    51,397,671
                                                  ------------
                ELECTRICAL EQUIPMENT - 0.3%
     7,126      Amphenol Class A (1)                   280,266
     3,555      Eaton                                  241,704
     8,024      Emerson Electric                       539,534
    13,500      Energizer Holdings (1)                 764,235
     9,200      Packeteer (1)                          134,136
    18,600      SPX                                    779,340
                                                  ------------
                                                     2,739,215
                                                  ------------
                ELECTRONICS & INSTRUMENT/CONTROL
                EQUIPMENT - 3.1%
    26,100      Adtran                                 467,451
    40,382      Altera (1)                             775,335
    19,102      Analog Devices                         685,571
    73,633      Applied Materials (1)                1,170,765
    27,331      Aspect Communications (1)              305,014


--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------


                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT -
                (CONTINUED)
     7,000      Blue Coat Systems (1)                  180,250
     7,800      Cabot Microelectronics (1)             237,354
     6,080      Danaher                                333,670
    15,359      Ditech Communications (1)              204,275
    12,300      DSP Group (1)                          305,163
     4,100      Flir Systems (1)                       249,895
    13,365      Freescale Semiconductor
                  Class B (1)                          233,487
    11,600      Integrated Circuit Systems (1)         220,400
   481,272      Intel                               10,804,556
     7,300      Inter-Tel                              193,377
    13,500      Interdigital Communications (1)        241,110
    20,100      InterVoice (1)                         238,587
    21,400      Lam Research (1)                       572,664
    36,590      Linear Technology                    1,380,907
    16,991      Maxim Integrated Products              662,819
    27,046      MEMC Electronic Materials (1)          332,666
    46,887      National Semiconductor (1)             793,797
    21,580      Omnivision Technologies (1)            350,243
    25,519      Pitney Bowes                         1,141,720
     6,500      Plantronics                            241,865
    14,700      QLogic (1)                             562,716
       288      Roper Industries                        16,721
     9,500      Silicon Laboratories (1)               323,950
    39,932      Synopsys (1)                           678,844
   138,835      Texas Instruments                    3,222,360
    15,700      Utstarcom (1)                          257,951
    15,828      Xilinx                                 462,019
                                                  ------------
                                                    27,847,502
                                                  ------------
                ENTERTAINMENT, LEISURE & TOYS - 2.0%
     7,400      Ameristar Casinos                      323,602
     6,900      Applebees International                192,234
    35,733      Aramark                                928,701
    21,312      Brinker International (1)              801,544
     4,950      Carmike Cinemas                        175,378
    14,244      Carnival                               820,454
    21,500      CBRL Group                             883,865
     9,498      CEC Entertainment (1)                  371,752


  Shares                                              Value $
 -------                                              -------

                ENTERTAINMENT, LEISURE & TOYS - (CONTINUED)
       656      Cedar Fair                              20,894
   103,810      Cendant                              2,444,725
    42,438      Darden Restaurants                   1,254,467
    17,900      GTECH Holdings                         418,502
    15,728      Harrah's Entertainment                 994,639
    11,903      International Game Technology          372,564
     3,100      International Speedway Class A         170,252
     6,200      Landry's Restaurants                   174,840
   107,649      McDonald's                           3,486,751
    17,300      Ruby Tuesday                           440,112
    14,700      Scientific Games Class A (1)           378,084
       469      Speedway Motorsports                    18,174
     9,874      Starbucks (1)                          533,196
    20,650      Wendy's International                  809,893
    10,300      Yankee Candle (1)                      337,428
    26,762      Yum! Brands                          1,240,419
                                                  ------------
                                                    17,592,470
                                                  ------------
                FABRICATED METAL & CONTAINER PRODUCTS - 0.1%
    26,429      Ball                                 1,129,047
                                                  ------------
                FINANCIAL INSTITUTION & SERVICES - 9.4%
     7,482      Affiliated Managers Group (1)          474,434
     5,740      Alliance Capital Management
                  Holding LP                           258,243
    26,135      Allied Capital                         669,317
    97,036      American Express                     5,176,871
    52,600      Ameritrade Holding (1)                 680,118
    52,748      Annaly Mortgage Management           1,033,861
    53,200      Anworth Mortgage Asset                 529,872
    25,235      Automatic Data Processing            1,097,218
    13,356      Bear Stearns                         1,349,757
    22,691      Capital One Financial                1,776,251
    15,400      Certegy                                539,000
    28,702      Charles Schwab                         322,610
    36,364      CIT Group                            1,468,015
     9,611      CompuCredit (1)                        275,451
    58,196      Countrywide Financial                2,153,252
    13,473      Deluxe                                 515,612
    56,000      E*Trade Financial (1)                  770,000
    86,353      Federal National Mortgage
                  Association                        5,576,677
    17,495      Federated Investors Class B            514,003


--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                FINANCIAL INSTITUTION & SERVICES - (CONTINUED)
    27,691      First American                       1,024,013
    78,411      First Data                           3,194,464
    23,741      Fiserv (1)                             908,093
       512      Franklin Resources                      34,744
    56,676      Freddie Mac                          3,700,376
   754,009      General Electric                    27,242,345
    20,973      Goldman Sachs Group                  2,261,938
    25,402      H&R Block                            1,227,171
    21,229      Legg Mason                           1,639,516
    26,764      Lehman Brothers Holdings             2,440,609
   111,851      MBNA                                 2,973,000
    37,900      Mellon Financial                     1,112,365
    46,719      Merrill Lynch                        2,806,410
    30,401      MFA Mortgage Investments               254,152
    87,076      Morgan Stanley                       4,872,773
     6,400      New Century Financial                  383,296
        29      Piper Jaffray (1)                        1,148
    45,188      Providian Financial (1)                753,736
    11,900      SEI Investments                        444,584
     1,300      Student Loan                           234,858
    18,200      Thornburg Mortgage                     506,870
     2,554      WFS Financial (1)                      127,572
                                                  ------------
                                                    83,324,595
                                                  ------------
                FOOD & GROCERY PRODUCTS - 1.4%
    61,897      Campbell Soup                        1,814,820
    46,190      Dean Foods (1)                       1,627,274
    30,899      Hershey Foods                        1,807,282
    35,968      HJ Heinz                             1,359,950
    45,520      Kellogg                              2,032,013
    57,700      Kraft Foods Class A                  1,960,646
    30,805      McCormick                            1,145,022
    10,676      Sara Lee                               250,672
       206      Tootsie Roll Industries                  6,627
                                                  ------------
                                                    12,004,306
                                                  ------------
                FORESTRY & PAPER PRODUCTS - 0.4%
    38,973      Georgia-Pacific                      1,251,033
    28,800      Louisiana-Pacific                      737,280
     1,668      Neenah Paper (1)                        53,193
     8,400      Schweitzer-Mauduit International       281,736


  Shares                                              Value $
 -------                                              -------
                FORESTRY & PAPER PRODUCTS - (CONTINUED)
    25,408      Weyerhaeuser                         1,585,459
                                                  ------------
                                                     3,908,701
                                                  ------------
                HEALTH & PERSONAL CARE - 13.7%
    79,416      Abbott Laboratories                  3,575,308
    17,565      Aetna                                2,231,633
    11,803      Affymetrix (1)                         485,812
    69,366      Amgen (1)                            4,317,340
    38,840      Applera - Applied Biosystems
                  Group                                778,742
    27,900      Apria Healthcare Group (1)             915,120
    45,983      Avon Products                        1,941,402
    21,100      Bausch & Lomb                        1,537,979
    73,513      Baxter International                 2,481,799
    14,400      Beckman Coulter                        964,800
    27,652      Becton Dickinson                     1,566,486
     5,000      Bio-Rad Laboratories Class A (1)       293,950
    19,533      Biogen Idec (1)                      1,268,864
    22,020      Biomet                                 935,410
    21,391      Boston Scientific (1)                  707,186
   182,979      Bristol-Myers Squibb                 4,289,028
       385      C.R. Bard                               26,103
     4,342      Cardinal Health                        244,541
     7,100      Caremark Rx (1)                        277,610
     7,700      Cephalon (1)                           378,840
     2,976      Charles River Laboratories
                  International (1)                    141,003
       450      Chiron (1)                              14,783
    33,186      Clorox                               1,971,912
    52,796      Colgate-Palmolive                    2,773,902
    15,380      Community Health Systems (1)           445,712
    17,790      Coventry Health Care (1)             1,012,251
    18,450      DaVita (1)                             774,162
       273      Dentsply International                  15,307
    91,152      Eli Lilly                            4,944,085
    10,500      Express Scripts (1)                    778,995
    15,100      Gen-Probe (1)                          737,031
    26,943      Genentech (1)                        1,285,451
    53,976      Gilead Sciences (1)                  1,786,606
    89,128      Gillette                             4,520,572
     8,541      Guidant                                619,137
     7,622      Haemonetics (1)                        296,267
       100      HCA                                      4,452


--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------
                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                HEALTH & PERSONAL CARE - (CONTINUED)
       200      Henry Schein (1)                        13,612
    42,542      Hospira (1)                          1,229,038
    49,200      IMS Health                           1,150,296
     3,300      Invacare                               153,582
   227,395      Johnson & Johnson                   14,712,457
    14,130      Kimberly-Clark                         925,656
     5,900      Kos Pharmaceuticals (1)                194,818
    28,044      Laboratory Corp. of America
                  Holdings (1)                       1,341,905
    10,800      LifePoint Hospitals (1)                408,240
    33,545      Lincare Holdings (1)                 1,392,118
    22,500      Medimmune (1)                          532,238
    61,322      Medtronic                            3,218,792
     9,600      Mentor                                 300,576
   182,163      Merck                                5,109,672
     9,100      Millipore (1)                          396,123
     6,400      Owens & Minor                          182,720
   573,177      Pfizer                              13,847,956
   194,654      Procter & Gamble                    10,361,432
    14,894      Quest Diagnostics                    1,419,398
    35,598      Schering-Plough                        660,699
     9,558      Sierra Health Services (1)             525,021
    53,638      UnitedHealth Group                   4,768,418
    19,843      Waters (1)                             973,894
    15,200      Weight Watchers International (1)      712,272
    26,890      WellPoint (1)                        3,267,135
    67,532      Wyeth                                2,676,293
                                                  ------------
                                                   121,813,942
                                                  ------------
                HOUSEHOLD DURABLES & APPLIANCES - 0.3%
    21,458      Maytag                                 337,105
    44,353      Newell Rubbermaid                      954,477
       468      Tupperware                               9,411
    17,358      Whirlpool                            1,184,857
                                                  ------------
                                                     2,485,850
                                                  ------------
                INSURANCE-LIFE & AGENTS/BROKERS - 1.1%
    87,135      AON                                  1,981,450
    13,300      Conseco (1)                            253,365
     3,563       Delphi Financial Group Class A        160,121
    45,478      Lincoln National                     2,098,355


  Shares                                              Value $
 -------                                              -------
                INSURANCE-LIFE & AGENTS/BROKERS - (CONTINUED)
   101,981      Metlife                              4,053,745
    11,100      Nationwide Financial Services
                  Class A                              410,145
       104      Prudential Financial                     5,606
     3,245      Reinsurance Group of America           152,580
     8,792      UICI                                   271,849
                                                  ------------
                                                     9,387,216
                                                  ------------
                INTERNATIONAL OIL, CRUDE &
                PETROLEUM PRODUCTS - 7.1%
    23,670      Amerada Hess                         2,051,006
    38,301      Anadarko Petroleum                   2,535,909
       706      Ashland                                 43,334
       715      BJ Services                             34,356
   166,457      ChevronTexaco                        9,055,261
    69,663      ConocoPhillips                       6,464,030
    74,339      Devon Energy                         3,023,367
   467,659      Exxon Mobil                         24,131,204
       100      Ferrellgas Partners LP                   2,132
    24,400      FMC Technologies (1)                   747,372
     9,000      Forest Oil (1)                         303,210
    41,707      Halliburton                          1,715,409
     7,200      Headwaters (1)                         228,960
    13,900      Helmerich & Payne                      526,810
    22,690      Kerr-McGee                           1,401,108
     1,081      Magnum Hunter Resources (1)             16,118
    76,743      Marathon Oil                         2,972,256
    12,400      Maverick Tube (1)                      422,344
       332      Newfield Exploration (1)                20,318
    16,707      Noble (1)                              891,318
     5,400      Oceaneering International (1)          205,794
    36,500      Patterson-UTI Energy                   709,925
    16,500      Premcor (1)                            792,000
    20,223      Schlumberger                         1,375,973
    17,025      Stone Energy (1)                       728,670
    13,000      Tesoro (1)                             413,920
    36,389      Unocal                               1,731,025
    10,000      W-H Energy Services (1)                226,000
       590      Weatherford International (1)           32,019
                                                  ------------
                                                    62,801,148
                                                  ------------


--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------
                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                MACHINERY & ENGINEERING SERVICES - 1.0%
    17,400      AGCO (1)                               357,222
     6,338      Briggs & Stratton                      245,851
    30,656      Caterpillar                          2,731,450
    36,672      Deere                                2,546,137
    10,694      Illinois Tool Works                    930,164
    23,390      ITT Industries                       1,994,933
                                                  ------------
                                                     8,805,757
                                                  ------------
                MEDIA - 3.9%
     3,823      Advo                                   140,610
    52,291      Clear Channel Communications         1,695,797
    22,293      Comcast Class A (1)                    717,612
    23,796      Comcast Special Class A (1)            752,192
    30,900      DIRECTV Group (1)                      465,045
     5,671      Dun & Bradstreet (1)                   329,485
    31,194      Fox Entertainment Group
                  Class A (1)                        1,049,678
    31,441      Gannett                              2,516,538
     9,600      Getty Images (1)                       669,120
     6,900      Gray Television                         99,774
     3,700      Harland (John H.)                      134,680
     8,300      Hearst-Argyle Television               215,966
     4,250      John Wiley & Sons                      143,012
     5,200      Journal Communications                  89,180
    11,470      Knight-Ridder                          746,812
     1,805      Lee Enterprises                         80,413
   103,838      Liberty Media (1)                    1,084,069
     1,200      McClatchy Class A                       83,916
    25,772      McGraw-Hill                          2,332,366
    13,285      Mediacom Communications
                  Class A (1)                           79,444
    10,280      Meredith                               493,748
    24,643      New York Times Class A                 958,120
    31,500      News Class A (1)                       535,500
    67,600      News Class B (1)                     1,188,408
    21,426      Omnicom Group                        1,818,853
    14,900      Reader's Digest Association            240,188
   310,752      Time Warner (1)                      5,593,536
    35,447      Tribune                              1,417,171
    93,185      Viacom Class B                       3,479,528



  Shares                                              Value $
 -------                                              -------
                MEDIA - (CONTINUED)
   177,058      Walt Disney                          5,069,170
                                                  ------------
                                                    34,219,931
                                                  ------------
                MINING, METALS & MINERALS - 0.5%
    76,333      Alcoa                                2,252,587
     2,900      Alliance Resource Partners LP          203,406
       856      Commercial Metals                       24,739
       296      International Steel Group (1)           11,914
    17,771      Nucor                                  998,019
    10,500      Phelps Dodge                         1,011,150
     2,800      Silgan Holdings                        167,300
                                                  ------------
                                                     4,669,115
                                                  ------------
                MULTI-LINE PROPERTY & CASUALTY
                INSURANCE - 3.8%
       493      Alleghany (1)                          131,365
    69,754      Allstate                             3,518,392
    17,100      AMBAC Financial Group                1,314,648
     5,200      American Financial Group               160,108
   191,438      American International Group        12,690,425
        30      Berkshire Hathaway Class A (1)       2,697,000
    29,183      Chubb                                2,173,550
    15,200      Cigna                                1,219,800
    20,600      Genworth Financial Class A (1)         546,518
    31,238      Hartford Financial Services Group    2,102,005
     5,421      LandAmerica Financial Group            278,856
    16,700      MBIA                                   997,658
     3,559      ProAssurance (1)                       136,132
    29,517      Progressive                          2,469,097
     7,000      Protective Life                        288,120
    24,582      Safeco                               1,138,146
       100      St. Paul Travelers                       3,754
     5,800      Stewart Information Services           233,798
    13,500      Unitrin                                578,205
    19,976      WR Berkley                             952,855
     8,700      Zenith National Insurance              411,249
                                                  ------------
                                                    34,041,681
                                                  ------------
                PRECIOUS METALS & MINERALS - 0.1%
    17,772      Newmont Mining                         739,137
                                                  ------------
                REAL ESTATE (EXCLUDING REITS) - 0.8%
     5,121      Beazer Homes USA                       760,468
     4,600      Bedford Property Investors             115,506
    12,264      Boston Properties                      708,614


--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


  Shares                                              Value $
 -------                                              -------

                COMMON STOCK - (CONTINUED)

                UNITED STATES - (CONTINUED)

                REAL ESTATE (EXCLUDING REITS) - (CONTINUED)
    17,700      Brandywine Realty Trust                490,290
     4,605      CarrAmerica Realty                     139,762
    49,693      Equity Office Properties Trust       1,390,410
    31,600      Friedman Billings Ramsey Group
                  Class A                              621,888
    55,133      IMPAC Mortgage Holdings              1,259,238
    12,700      Liberty Property Trust                 495,935
     4,019      Prentiss Properties Trust              144,001
     7,874      Realty Income                          183,543
     9,200      Ryland Group                           596,804
                                                  ------------
                                                     6,906,459
                                                  ------------
                RETAIL TRADE - 5.8%
     5,800      7-Eleven (1)                           138,330
    13,058      Advance Auto Parts (1)                 562,800
    11,500      Amazon.Com (1)                         497,030
     9,262      Autozone (1)                           826,634
    10,000      Barnes & Noble (1)                     327,000
        18      Bed Bath & Beyond (1)                      725
    31,561      Best Buy                             1,697,666
    36,083      BJ's Wholesale Club (1)              1,032,335
    17,100      Borders Group                          448,875
     4,600      Brown Shoe                             133,216
     9,000      CDW                                    526,500
    47,718      CVS                                  2,211,729
    40,200      Dollar General                         812,442
    28,639      eBay (1)                             2,334,079
    27,400      Family Dollar Stores                   916,530
     7,100      Genesco (1)                            205,474
       100      Hibbett Sporting Goods (1)               2,580
    13,000      Hollywood Entertainment (1)            183,430
   172,074      Home Depot                           7,099,773
     3,200      Jo-Ann Stores (1)                       87,712
    46,198      Kohl's (1)                           2,171,768
       120      Kroger (1)                               2,052
     7,100      Longs Drug Stores                      186,446
    62,663      Lowe's                               3,571,164
    12,600      Navarre (1)                            155,925
    13,700      NBTY (1)                               375,106
     5,200      Neiman-Marcus Group Class A            347,880


  Shares                                              Value $
 -------                                              -------
                RETAIL TRADE - (CONTINUED)
     4,200      Ruddick                                 88,620
    57,547      Staples                              1,884,089
    90,569      Target                               4,598,188
    90,169      TJX                                  2,257,832
     7,700      United Auto Group                      217,679
   247,255      Wal-Mart Stores                     12,956,162
    33,756      Walgreen                             1,438,343
    10,972      Whole Foods Market                     981,116
     9,200      Zale (1)                               244,352
                                                  ------------
                                                    51,521,582
                                                  ------------
                TEXTILES & WEARING APPAREL - 0.3%
    21,400      Jones Apparel Group                    719,682
    30,171      Liz Claiborne                        1,265,371
     3,779      Nike Class B                           327,375
     5,800      Timberland Class A (1)                 381,292
       600      VF                                      31,890
                                                  ------------
                                                     2,725,610
                                                  ------------
                TRANSPORTATION & STORAGE - 1.3%
    26,060      FedEx                                2,492,639
     7,486      GATX                                   222,933
     9,463      JB Hunt Transport Services             417,508
    10,000      NAVTEQ (1)                             382,900
     5,900      Offshore Logistics (1)                 188,269
     4,900      Overnite                               151,312
    20,908      Swift Transportation (1)               466,248
    39,846      Union Pacific                        2,374,822
    53,799      United Parcel Service                4,017,709
     7,100      USF                                    234,016
    13,200      Werner Enterprises                     281,424
                                                  ------------
                                                    11,229,780
                                                  ------------
                Total United States                809,621,006
                                                  ------------
                TOTAL COMMON STOCK
                (Cost $789,766,198)                855,875,704
                                                  ------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                           Value $
  -------                                            -------

 7,469,000      U.S. TREASURY OBLIGATION - 0.8%
                U.S. Treasury Bill (2)
                  2.245%, 3/24/05                    7,445,032
                                                  ------------
                TOTAL U.S. TREASURY
                OBLIGATION
                (Cost $7,445,393)                    7,445,032
                                                  ------------

                SHORT-TERM INVESTMENT - 2.4%
21,065,035      JPMorgan Chase Time Deposit,
                  1.92%                             21,065,035
                                                  ------------
                TOTAL SHORT-TERM INVESTMENT
                (Cost $21,065,035)                  21,065,035
                                                  ------------
                TOTAL INVESTMENTS - 99.7%
                (Cost $818,276,626)*               884,385,771
                                                  ------------
                OTHER ASSETS LESS
                LIABILITIES - 0.3%                   2,518,751
                                                  ------------
                TOTAL NET ASSETS - 100.0%         $886,904,522
                                                  ============

*At January 31, 2005, the tax basis cost of the Fund's investments was $818,276,626, and the unrealized appreciation and depreciation of investments owned by the Fund were $91,195,733 and $(25,086,588), respectively.

(1) Denotes non-income producing security.
(2) The rate shown represents the security's effective yield at time of purchase.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




The Fund had the following futures contracts open as of January 31, 2005:

  Contract     Number of   Contract   Expiration   Unrealized
 Description   Contracts     Value      Date       Depreciation
---------------------------------------------------------------
S&P 500 Index         75  $22,156,875    3/17/05     $(350,085)
                                                   ============


--------------------------------------------------------------------------------
                                       11

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Global Series Trust

                                           /s/ Mark A. Hemenetz
By (Signature and Title)*                  ----------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           /s/ Mark A. Hemenetz
By (Signature and Title)*                  ---------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer


Date March 30, 2005
                                           /s/ Alan M. Mandel
By (Signature and Title)*                  ---------------------------
                                           Alan M. Mandel,
                                           Treasurer and Chief Financial Officer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.